RELATED PARTY TRANSACTIONS AND AMOUNTS OWING (Detail Textuals)	1 Months Ended	12 Months Ended
	Dec. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Related Party Transaction [Line Items]
Management fees to companies controlled by officers and directors		$ 41,514	$ 161,428	$ 214,621
Salaries to officer of Company and spouse		135,864	51,682	54,324
Share-based compensation to directors and officers		64,403	147,622	$ 45,840
Amounts owing to related parties		63,808	6,663,086
Related party advances converted into preferred shares		975,872			CAD 1,280,000
Due to Related Parties	$ 7,863,855
Class A Preferred Shares
Related Party Transaction [Line Items]
Number of shares issued | shares	7,863,855
Per share price of shares issued | $ / shares	$ 1.00
Company controlled by a director | Accounts payable and accrued liabilities
Related Party Transaction [Line Items]
Amounts owing to related parties		7,038	6,828
Company controlled by an officer | Accounts payable and accrued liabilities
Related Party Transaction [Line Items]
Amounts owing to related parties		3,910	7,586
Director | Accounts payable and accrued liabilities
Related Party Transaction [Line Items]
Amounts owing to related parties		3,693	3,583
Officer | Accounts payable and accrued liabilities
Related Party Transaction [Line Items]
Amounts owing to related parties			1,798
President
Related Party Transaction [Line Items]
Amounts owing to related parties			180,625			CAD 250,000
Several directors
Related Party Transaction [Line Items]
Amounts owing to related parties			$ 238,425			CAD 330,000